SIGNIFICANT ACCOUNTING POLICIES (Schedule Of Change In Allowance For Doubtful Accounts) (Details) - Allowance for Doubtful Accounts [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at the beginning of the year	$ 5,970	$ 6,497	$ 6,792
Charged to expenses, net of recoveries	$ 728	$ 1,233	1,217
Deconsolidation of subsidiary			(141)
Write-off	$ (1,663)	$ (1,514)	(1,483)
Exchange rate	188	(246)	112
Balance at the end of the year	$ 5,223	$ 5,970	$ 6,497